Finance Lease Right-of-Use Assets, Net	6 Months Ended
Dec. 31, 2023
Finance Lease Right-of-Use Assets, Net [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 11 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net, were as follows as of December 31, 2023 and June 30, 2023:

	June 30, 2023	Increase/ (Decrease)	Exchange rate translation	December 31, 2023
Company vehicles	$1,660,716	$(1,680,131)	$19,415	$-
Less: accumulated amortization	(788,840)	798,062	(9,222)	-
Finance lease right-of-use assets, net	$871,876	$(882,069)	$10,193	$-

On July 1, 2023, the Company terminated the lease agreement of vehicles with the lease. The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.